Prospectus Supplement	February 28, 2018

Putnam VT Global Equity Fund
Prospectus dated April 30, 2017

The section Fund summary - Your fund’s management is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

R. Shepherd Perkins, Co-Head of Equities, portfolio manager of the fund since 2011

Assistant portfolio manager

Matthew Culley, Portfolio Manager, Analyst, assistant portfolio manager of the fund since 2018

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

The following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio manager	Joined fund	Employer	Positions over past five years

R. Shepherd Perkins	2011	Putnam Management	Co-Head of Equities
		2011–Present	Previously, Co-Head of
			International Equities

Assistant portfolio	Joined fund	Employer	Positions over past five years
manager

Matthew Culley	2018	Putnam Management	Portfolio Manager, Analyst
		2012–Present	Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	February 28, 2018

Putnam VT Global Equity Fund
Statement of Additional Information dated April 30, 2017

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now R. Shepherd Perkins and Matthew Culley. The sub-sections are also supplemented with regards solely to Mr. Culley as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of January 31, 2018. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts,
			Other accounts that pool		managed account
Portfolio	Other SEC-registered		assets from more than one		programs and single-
manager	open-end and closed-end		client		sponsor defined
	funds				contribution plan
offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Matthew Culley	0	$0	0	$0	0	$0

Ownership of securities

As of January 31, 2018, Mr. Culley and his immediate family members did not beneficially own equity securities in the fund. The fund is offered only to separate accounts of insurance companies. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund as an investment option.

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